Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions
Summary of provisions

Provisions
In millions of €	2025	2024
Due within one year	39	102
Due after one year	31	39
Total provisions	70	141

Schedule of movements in provisions

Movements 2025			Brazil
In millions of €	Restructuring	Legal	indirect taxes	Other	Total
1 January 2025	85	26	6	24	141
Income Statement:
Charges	55	4	1	20	80
Releases	(45)	(5)	—	(2)	(52)
Utilisation	(68)	(4)	—	(5)	(77)
Provision retained by Unilever	(9)	(1)	—	(9)	(19)
Currency retranslation	(1)	(1)	—	(1)	(3)
31st December 2025	17	19	7	27	70

Movements during 2024			Brazil
In millions of €	Restructuring	Legal	indirect taxes	Other	Total
1 January 2024	18	30	30	25	103
Income Statement
- Charges	75	7	2	10	94
- Releases	(1)	(4)	—	(4)	(9)
Utilisation	(9)	(6)	(22)	(7)	(44)
Currency retranslation	2	(1)	(4)	—	(3)
31 December 2024	85	26	6	24	141